Contents of Significant Accounts - Reconciliation Between Income Tax Expense and Income Before Tax At UMC's Applicable Tax Rate (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 109,625,660	$ 3,567,382	$ 58,496,432	$ 22,542,750
At UMC's statutory income tax rate	21,925,132		11,699,286	4,508,550
Adjustments in respect of current income tax of prior periods	(585,941)		(150,260)	(1,140,060)
Net changes in loss carry-forward and investment tax credits	(465,152)		(845,267)	447,570
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	(281,319)		183,123	(505,537)
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(4,384,566)		(3,258,695)	(2,500,688)
Investment loss (gain)	1,827,822		(1,388,877)	(431,501)
Dividend income	(423,027)		(171,725)	(130,672)
Others	(340,745)		6,463	32,268
Basic tax	0		0	2,803
Estimated income tax on unappropriated earnings	1,247,910		1,558,031	1,087,216
Effect of different tax rates applicable to UMC and its subsidiaries	605,929		116,174	(191,687)
Taxes withheld in other jurisdictions	35,979		43,443	25,193
Others	164,873		126,556	487,628
Income tax expense recorded in profit or loss	$ 19,326,895	$ 628,926	$ 7,918,252	$ 1,691,083